Related Party Balances and Transactions (Details) - Schedule of other payables-related party - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Business expense payable [Member] | Beijing Tianhoudide Investment Management, LLP [Member] | Under the common control of Jie Zhao [Member]
Related Party Transaction [Line Items]
Other payables-related party		¥ 1,065